WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF ESTIMATING FAIR VALUE OF WARRANTS

The following assumptions were used in estimating the fair value of the warrants:

As of December 31, 2023:

Risk-free interest rate	3.88%
Expected life (years)	8.46
Expected volatility	163.0%
Annual dividend yield	0.00%

As of issuance in July 2022:

Risk-free interest rate	3.11%
Expected life (years)	2.5
Expected volatility	95.0%
Annual dividend yield	0.0%

As of December 31, 2022:

Risk-free interest rate	4.41%
Expected life (years)	2.00
Expected volatility	95.0%
Annual dividend yield	0.00%

SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY ACTIVITY

The following is a summary of the Company’s redeemable convertible preferred stock warrant liability activity for the years ended December 31, 2023 and 2022:

Redeemable convertible preferred stock warrant liability
Balance as of December 31, 2021	$—
Fair value of warrants at issuance	2,053
Change in fair value	3,060
Balance as of December 31, 2022	5,113
Change in fair value	(4,950)
Balance as of December 31, 2023	$163